INVESTMENT IN EQUITY SECURITIES	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN EQUITY SECURITIES

NOTE 4 – INVESTMENT IN EQUITY SECURITIES

During 2016, the Company entered into a share purchase agreement to acquire 32% of the share capital of Rail Vision Ltd (“Rail Vision”) and three types of warrants to purchase ordinary shares of Rail Vision.

From 2016 to 2020, the Company had a significant influence in Rail Vision but did not own a majority equity interest or otherwise a control in it. Consequently, the Company accounted the investment in Rail Vision using the equity method and was included as an investment in an affiliate company in the consolidated balance sheet.

As of December 30, 2020, the Company signed an agreement with other investors in Rail Vision, which ultimately reduced the Company’s rights to nominate directors on Rail Vision’s Board of Directors to a right to nominate only one director. Consequently, the Company has lost its significant influence over Rail Vision and as of December 31, 2020. The Company presented the remaining equity interest in Rail Vision as an investment in equity securities without readily determined fair value since that date.

In January 2022, the Company invested $286 through a Simple Agreement for Future Equity (“SAFE”) agreement with Rail Vision. According to the SAFE, in the event of an Initial Public Offering (“IPO”) before the maturity date, the SAFE will be automatically converted into Rail Vision’s ordinary shares equal to the purchase amount divided by the IPO price per share.

On April 4, 2022, Rail Vision completed its IPO and became listed on the Nasdaq Capital Market. As part of the IPO, the Company invested an additional $715 in Rail Vision’s ordinary shares and the SAFE converted to Rail Vision’s ordinary shares.

Since April 4, 2022, the Company measures the investment in Rail Vision in fair value through profit or loss.

As of December 31, 2022, the Company held 15.39% (2021: 19.31%) of the issued and outstanding share capital and 12.25% (2021: 16.86%) of the share capital on a fully diluted basis of Rail Vision.

The reconciliation of the opening and closing fair value balance of the investment in equity securities instruments is provided below:

Opening Balance December 31, 2021	$4,011
Changes during 2022:
Revaluation to fair value through profit or loss	(2,208)
Investment in equity securities	715
Conversion of SAFE to equity securities	286
Closing Balance December 31, 2022	$2,804